UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-07458

                         Tweedy, Browne Fund Inc.

(Exact name of registrant as specified in charter)

One Station Place, 5th Floor

                                 Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Patricia A. Rogers

Tweedy, Browne Company LLC

One Station Place, 5th Floor

                                     Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-0600

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

TWEEDY, BROWNE FUND INC.

SEMI-ANNUAL REPORT

Tweedy, Browne Global Value Fund (TBGVX)

Tweedy, Browne Global Value Fund II – Currency Unhedged (TBCUX)

Tweedy, Browne Value Fund (TWEBX)

Tweedy, Browne Worldwide High Dividend Yield Value Fund (TBHDX)

September 30, 2015

TWEEDY, BROWNE FUND INC.

TWEEDY, BROWNE FUND INC.

Tweedy, Browne Global Value Fund

Tweedy, Browne Global Value Fund II – Currency Unhedged

Tweedy, Browne Value Fund

Tweedy, Browne Worldwide High Dividend Yield Value Fund

SEMI-ANNUAL REPORT

September 30, 2015

TWEEDY, BROWNE FUND INC.

Expense Information (Unaudited)

A shareholder of the Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund or Worldwide High Dividend Yield Value Fund (collectively, the “Funds”) incurs two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The Example below is intended to help a shareholder understand the ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2015 to September 30, 2015.

Actual Expenses. The first part of the table presented below, under the heading “Actual Expenses,” provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Hypothetical Example for Comparison Purposes. The second part of the table presented below, under the heading “Hypothetical Expenses,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by the shareholder of the Funds for the period. This information may be used to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight a shareholder’s ongoing costs only and do not reflect redemption fees. Redemptions from the Global Value Fund, the Global Value Fund II – Currency Unhedged and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, made less than 15 days after purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Funds. (Redemptions, including exchanges, made prior to September 1, 2015 were subject to the same redemption fee if held less than 60 days.) There are no other transactional expenses associated with the purchase and sale of shares charged by any of the Funds, such as commissions, sales loads and/or redemption fees on shares held longer than 14 days. Other mutual funds may have such transactional charges. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds. In addition, if redemption fees were included, a shareholder’s costs (if the shareholder redeemed during the applicable redemption period) would have been higher.

	Actual Expenses			Hypothetical Expenses (5% Return before Expenses)
	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period* 4/1/15 – 9/30/15	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Expenses Paid During Period* 4/1/15 – 9/30/15	Annualized Expense Ratio
Global Value Fund	$1,000.00	$927.70	$6.55	$1,000.00	$1,018.20	$6.86	1.36%
Global Value Fund II – Currency Unhedged	$1,000.00	$928.70	$6.61	$1,000.00	$1,018.15	$6.91	1.37%
Value Fund	$1,000.00	$903.30	$6.42	$1,000.00	$1,018.25	$6.81	1.35%
Worldwide High Dividend Yield Value Fund	$1,000.00	$902.40	$6.47	$1,000.00	$1,018.20	$6.86	1.36%

*

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by 366 (to reflect the one-half year period).

Tweedy, Browne Global Value Fund

Portfolio of Investments

September 30, 2015 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—73.7%

	Canada—0.6%
11,000	E-L Financial Corp., Ltd.	$5,620,116
531,100	Logan International, Inc.(a)	851,693
1,500,000	National Bank of Canada	47,661,669

		54,133,478

	Chile—1.3%
15,195,200	Antofagasta PLC	115,016,430

	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	1,321,509

	France—9.9%
7,719,256	CNP Assurances	106,931,850
3,934,340	Safran SA	295,560,782
5,561,520	SCOR SE	198,936,115
712,949	Teleperformance SA	53,917,236
4,713,440	Total SA	211,506,584
2,800,000	Vallourec SA	24,741,366

		891,593,933

	Germany—6.6%
3,726,000	Axel Springer SE	207,623,870
1,936,000	Henkel AG & Company, KGaA	170,593,441
652,000	Krones AG	68,485,254
42,354	KSB AG	19,100,100
699,000	Muenchener Rueckversicherungs AG	130,107,662

		595,910,327

	Hong Kong—0.4%
5,678,136	Great Eagle Holdings Ltd.	16,887,767
29,052,000	Hengdeli Holdings Ltd.	4,160,969
434,500	Jardine Strategic Holdings Ltd.	11,661,980
1,484,000	Luen Thai Holdings Ltd.	229,779
59,000	Miramar Hotel & Investment	93,181
11,264,000	Oriental Watch Holdings	1,511,546
2,561,000	Tai Cheung Holdings Ltd.	1,989,306
	Undisclosed Security(c)	2,267,927

		38,802,455

	Italy—0.5%
144,268	Buzzi Unicem SpA	2,405,916
4,795,392	SOL SpA(d)	38,005,138

		40,411,054

	Japan—1.2%
5,469,000	Ebara Corp.	20,092,348
1,368,700	Honda Motor Company Ltd.	40,444,448
73,800	Lintec Corporation	1,544,830
69,100	Mandom Corporation	2,250,157
1,443,500	NGK Spark Plug Company Ltd.	32,892,009
154,000	Nippon Kanzai Company Ltd.	2,314,533
400,000	Shinko Shoji Company Ltd.	4,184,862
262,800	T. Hasegawa Company Ltd.	3,407,743

		107,130,930

Shares		Value (Note 2)

	Mexico—0.4%
520,112	Coca-Cola Femsa SA de CV, Sponsored ADR(e)	$36,085,371

	Netherlands—8.0%
2,136,174	Akzo Nobel NV	138,276,885
3,160,000	Heineken Holding NV	224,444,444
7,393,313	Royal Dutch Shell PLC, Class A	174,834,612
500,000	Telegraaf Media Groep NV, CVA(a)	2,304,490
15,827,208	TNT Express NV	120,453,982
1,378,910	Unilever NV, CVA	55,241,980

		715,556,393

	Norway—0.7%
24,550	Ekornes ASA	274,856
900,000	Schibsted ASA	30,439,625
900,000	Schibsted ASA, Class B (a)	28,382,181

		59,096,662

	Singapore—2.9%
11,410,235	DBS Group Holdings Ltd.	130,079,405
9,871,400	United Overseas Bank Ltd.	128,781,539

		258,860,944

	South Korea—3.6%
150,900	Daegu Department Store Company Ltd.	1,795,065
210,000	Hyundai Mobis Company Ltd.	41,014,933
1,085,400	Hyundai Motor Company	150,177,677
2,661,000	Kia Motors Corporation	120,332,068
132,553	Samchully Company Ltd.	12,525,045

		325,844,788

	Spain—0.9%
7,400,000	Mediaset España Comunicacion SA	80,636,260

	Sweden—0.0%(b)
63,360	Cloetta AB, B Shares(a)	180,553

	Switzerland—13.1%
2,272,160	ABB Ltd.	40,043,593
388,000	CIE Financiere Richemont AG	30,059,973
218,165	Coltene Holding AG(d)	12,659,866
133,900	Daetwyler Holding AG, Bearer	18,116,447
2,700	Loeb Holding AG	428,308
2,781,120	Nestle SA, Registered	208,491,495
80	Neue Zuercher Zeitung(a)(f)	415,515
3,057,000	Novartis AG, Registered	279,700,952
68,640	Phoenix Mecano AG(d)	31,805,097
1,084,000	Roche Holding AG	285,117,184
248,117	Siegfried Holding AG(d)	44,311,142
432,618	Tamedia AG	70,841,142
643,700	Zurich Insurance Group AG	157,581,660

		1,179,572,374

	Taiwan—0.0%(b)
	Undisclosed Security(c)	451,158

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

September 30, 2015 (Unaudited)

Shares		Value (Note 2)

	Thailand—0.7%
14,267,700	Bangkok Bank Public Company Ltd., NVDR(a)	$62,896,597

	United Kingdom—15.8%
1,782,000	BBA Aviation PLC	7,226,037
1,325,000	British American Tobacco PLC	73,117,135
4,274,000	Daily Mail & General Trust PLC, Class A	48,782,257
7,043,892	Diageo PLC	188,909,037
34,963,150	G4S PLC	122,180,603
11,342,500	GlaxoSmithKline PLC	217,513,696
2,907,308	Hays PLC	6,751,143
1,204,745	Headlam Group PLC	9,170,126
20,516,673	HSBC Holdings PLC	154,985,266
1,111,325	Imperial Tobacco Group PLC	57,454,161
370,900	Pearson PLC	6,331,766
3,346,355	Provident Financial PLC	159,164,341
25,743,200	Standard Chartered PLC	249,878,649
4,891,800	TT Electronics PLC	9,855,177
2,725,044	Unilever PLC	110,872,449

		1,422,191,843

	United States—7.1%
126,965	AGCO Corp	5,920,378
75,700	American National Insurance Company	7,391,348
1,094,821	Baxalta, Inc.	34,497,810
1,094,821	Baxter International, Inc.	35,964,870
436	Berkshire Hathaway Inc., Class A(a)	85,124,640
301	Berkshire Hathaway Inc., Class B(a)	39,250
1,388,300	Cisco Systems, Inc.	36,442,875
587,000	ConocoPhillips	28,152,520
1,258,435	Devon Energy Corporation	46,675,354
76,000	Google Inc., Class A(a)	48,516,120
76,208	Google Inc., Class C	46,366,471
1,852,170	Halliburton Company	65,474,210
115,635	International Business Machines Corp	16,763,606
865,835	Johnson & Johnson	80,825,697
33,225	NOW Inc.(a)	491,730
918,700	Philip Morris International, Inc.	72,880,471
293,500	Phillips 66	22,552,540

		634,079,890

	TOTAL COMMON STOCKS (Cost $5,021,295,713)	6,619,772,949

	PREFERRED STOCKS—0.5%

	Chile—0.3%
10,000,000	Embotelladora Andina SA	29,240,185

	Croatia—0.1%
166,388	Adris Grupa d.d.	8,331,238

Shares		Value (Note 2)

	Germany—0.1%
279,000	Villeroy & Boch AG	$3,858,650

	TOTAL PREFERRED STOCKS (Cost $36,208,137)	41,430,073

	WARRANTS—0.0%(b)

	Hong Kong—0.0%(b)
11,800	Miramar Hotel & Investment(a) Exercise at HKD 13.50, Expires 01/19/18 (Cost $0)	1,797

	REGISTERED INVESTMENT COMPANY—15.7%
1,411,810,959	Dreyfus Treasury Prime Cash Management – Institutional Shares (Cost $1,411,810,959)	1,411,810,959

Face Value

	U.S. TREASURY BILLS—8.1%
$125,000,000	0.047%(g) due 10/29/15(e)	124,995,479
300,000,000	0.126%(g) due 01/21/16	299,988,300
300,000,000	0.198%(g) due 02/18/16	299,972,400

	TOTAL U.S. TREASURY BILLS (Cost $724,651,196)	724,956,179

TOTAL INVESTMENTS (Cost $7,193,966,005)	98.0%	8,797,971,957
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	2.2	200,273,473
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(18,054,169)

NET ASSETS	100.0%	$8,980,191,261

(a)	Non-income producing security.
(b)	Amount represents less than 0.1% of net assets.
(c)	Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.
(d)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 4.
(e)	This security has been segregated to cover certain open forward contracts. At September 30, 2015, liquid assets totaling $161,080,850 have been segregated to cover such open forward contracts.
(f)	Security has been deemed illiquid. The total position represents 0.01% of the net assets of the Fund.
(g)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
HKD	—	Hong Kong Dollar
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

September 30, 2015 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	10.5%
Banks	8.6
Insurance	7.7
Energy	6.1
Capital Goods	5.6
Media	5.3
Beverage	5.0
Automobiles & Components	4.3
Food	4.2
Materials	3.3
Tobacco	2.3
Commercial Services & Supplies	2.1
Household & Personal Products	1.9
Diversified Financials	1.8
Transportation	1.4
Software & Services	1.3
Technology Hardware & Equipment	0.9
Health Care Equipment & Services	0.6
Consumer Durables & Apparel	0.3
Real Estate	0.2
Retailing	0.2
Utilities	0.1
Consumer Services	0.0 (a)

Total Common Stocks	73.7
Preferred Stocks	0.5
Warrants	0.0 (a)
Registered Investment Company	15.7
U.S. Treasury Bills	8.1
Unrealized Appreciation on Forward Contracts (Net)	2.2
Other Assets and Liabilities (Net)	(0.2)

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

September 30, 2015 (Unaudited)

Schedule of Forward Exchange Contracts

September 30, 2015 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 09/30/15 (Note 2)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
90,000,000	Norwegian Krone	NTC	10/19/15	$11,129,385	$10,547,683	$(581,702)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
40,000,000	Canadian Dollar	NTC	8/15/16	$(30,559,545)	$(29,805,970)	$753,575
8,000,000	Canadian Dollar	NTC	8/24/16	(6,102,305)	(5,961,106)	141,199
18,000,000	Canadian Dollar	NTC	9/16/16	(13,627,227)	(13,411,983)	215,244
6,195,000,000	Chilean Peso	BNY	11/27/15	(10,000,000)	(8,831,605)	1,168,395
7,000,000,000	Chilean Peso	SSB	4/13/16	(11,068,944)	(9,849,229)	1,219,715
70,000,000	European Union Euro	SSB	10/8/15	(88,771,900)	(78,146,979)	10,624,921
75,000,000	European Union Euro	SSB	10/19/15	(95,427,750)	(83,743,303)	11,684,447
100,000,000	European Union Euro	SSB	10/30/15	(127,030,000)	(111,676,941)	15,353,059
90,000,000	European Union Euro	SSB	11/4/15	(115,080,750)	(100,517,385)	14,563,365
100,000,000	European Union Euro	NTC	11/6/15	(127,910,000)	(111,689,601)	16,220,399
75,000,000	European Union Euro	NTC	11/10/15	(94,524,375)	(83,772,628)	10,751,747
50,000,000	European Union Euro	SSB	11/13/15	(62,662,250)	(55,851,132)	6,811,118
125,000,000	European Union Euro	NTC	12/9/15	(155,737,000)	(139,698,832)	16,038,168
80,000,000	European Union Euro	NTC	1/4/16	(97,851,360)	(89,463,463)	8,387,897
140,000,000	European Union Euro	BNY	2/1/16	(160,713,000)	(156,655,241)	4,057,759
140,000,000	European Union Euro	JPM	2/12/16	(160,706,000)	(156,692,271)	4,013,729

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

September 30, 2015 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 09/30/15 (Note 2)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
90,000,000	European Union Euro	JPM	2/29/16	$(102,920,850)	$(100,767,580)	$2,153,270
80,000,000	European Union Euro	NTC	3/2/16	(91,113,600)	(89,575,054)	1,538,546
55,000,000	European Union Euro	SSB	3/16/16	(59,361,500)	(61,601,486)	(2,239,986)
40,000,000	European Union Euro	SSB	4/13/16	(43,732,000)	(44,832,022)	(1,100,022)
115,000,000	European Union Euro	BNY	4/18/16	(123,613,500)	(128,909,474)	(5,295,974)
40,000,000	European Union Euro	NTC	4/22/16	(43,247,200)	(44,842,924)	(1,595,724)
135,000,000	European Union Euro	JPM	8/15/16	(148,979,250)	(151,816,570)	(2,837,320)
30,000,000	Great Britain Pound Sterling	NTC	10/30/15	(47,991,000)	(45,435,957)	2,555,043
30,000,000	Great Britain Pound Sterling	JPM	11/6/15	(48,219,000)	(45,434,277)	2,784,723
45,000,000	Great Britain Pound Sterling	SSB	12/9/15	(70,220,026)	(68,143,100)	2,076,926
40,000,000	Great Britain Pound Sterling	BNY	12/21/15	(62,668,400)	(60,571,644)	2,096,756
30,000,000	Great Britain Pound Sterling	NTC	2/12/16	(45,516,750)	(45,419,823)	96,927
50,000,000	Great Britain Pound Sterling	NTC	2/29/16	(76,748,500)	(75,694,085)	1,054,415
35,000,000	Great Britain Pound Sterling	JPM	3/2/16	(53,955,125)	(52,985,391)	969,734
45,000,000	Great Britain Pound Sterling	SSB	3/21/16	(66,825,225)	(68,118,345)	(1,293,120)
20,000,000	Great Britain Pound Sterling	SSB	4/13/16	(29,687,800)	(30,272,846)	(585,046)
50,000,000	Great Britain Pound Sterling	NTC	4/18/16	(73,575,500)	(75,681,290)	(2,105,790)
55,000,000	Great Britain Pound Sterling	NTC	4/22/16	(81,927,175)	(83,248,693)	(1,321,518)
40,000,000	Great Britain Pound Sterling	BNY	5/16/16	(60,942,000)	(60,541,336)	400,664
50,000,000	Great Britain Pound Sterling	NTC	5/26/16	(77,575,250)	(75,675,020)	1,900,230
50,000,000	Great Britain Pound Sterling	JPM	5/31/16	(78,243,500)	(75,674,195)	2,569,305
50,000,000	Great Britain Pound Sterling	SSB	6/13/16	(76,602,500)	(75,672,050)	930,450
60,000,000	Great Britain Pound Sterling	BNY	6/20/16	(93,259,800)	(90,805,074)	2,454,726
45,000,000	Great Britain Pound Sterling	JPM	9/16/16	(69,385,500)	(68,090,737)	1,294,763
1,850,000,000	Japanese Yen	JPM	2/19/16	(18,227,499)	(15,494,549)	2,732,950
4,000,000,000	Japanese Yen	JPM	3/2/16	(33,836,654)	(33,510,397)	326,257
2,500,000,000	Japanese Yen	BNY	3/16/16	(20,788,292)	(20,950,324)	(162,032)
420,000,000	Mexican Peso	NTC	11/13/15	(30,102,132)	(24,692,737)	5,409,395
250,000,000	Mexican Peso	BNY	3/2/16	(16,293,014)	(14,567,983)	1,725,031
90,000,000	Norwegian Krone	NTC	10/19/15	(13,740,458)	(10,547,684)	3,192,774
80,000,000	Norwegian Krone	BNY	11/13/15	(11,589,836)	(9,371,886)	2,217,950
270,000,000	Norwegian Krone	JPM	1/4/16	(35,964,036)	(31,605,970)	4,358,066
80,000,000	Norwegian Krone	SSB	3/2/16	(10,483,326)	(9,359,966)	1,123,360
40,000,000	Singapore Dollar.	SSB	12/21/15	(30,392,827)	(28,054,366)	2,338,461
35,000,000	Singapore Dollar.	JPM	2/29/16	(25,605,384)	(24,497,706)	1,107,678
40,000,000	Singapore Dollar.	JPM	4/22/16	(29,405,278)	(27,958,488)	1,446,790
40,000,000	Singapore Dollar.	JPM	5/16/16	(29,779,631)	(27,942,786)	1,836,845
35,000,000	Singapore Dollar.	SSB	5/26/16	(26,011,668)	(24,444,217)	1,567,451
53,000,000	Singapore Dollar.	JPM	6/3/16	(38,919,078)	(37,008,602)	1,910,476
45,000,000	Singapore Dollar.	BNY	7/7/16	(33,095,536)	(31,397,402)	1,698,134
33,000,000	Singapore Dollar.	SSB	8/15/16	(23,661,681)	(23,003,729)	657,952
40,000,000	Singapore Dollar.	SSB	9/16/16	(27,885,252)	(27,862,425)	22,827
22,000,000,000	South Korean Won.	JPM	10/19/15	(20,285,846)	(18,547,323)	1,738,523
40,000,000,000	South Korean Won.	JPM	4/28/16	(36,712,404)	(33,620,948)	3,091,456
25,000,000,000	South Korean Won.	JPM	5/26/16	(22,595,806)	(21,012,543)	1,583,263
25,000,000,000	South Korean Won.	SSB	6/3/16	(22,359,360)	(21,012,386)	1,346,974
40,000,000,000	South Korean Won.	SSB	8/16/16	(34,125,325)	(33,617,494)	507,831
40,000,000,000	South Korean Won.	SSB	8/24/16	(33,571,129)	(33,617,244)	(46,115)
47,000,000	Swiss Franc.	BNY	10/30/15	(49,581,720)	(48,149,571)	1,432,149
100,000,000	Swiss Franc.	JPM	11/4/15	(106,178,529)	(102,464,371)	3,714,158
100,000,000	Swiss Franc.	BNY	11/6/15	(106,284,609)	(102,471,762)	3,812,847
70,000,000	Swiss Franc.	SSB	11/10/15	(73,356,039)	(71,740,585)	1,615,454
60,000,000	Swiss Franc.	JPM	11/13/15	(62,557,018)	(61,498,585)	1,058,433
70,000,000	Swiss Franc.	BNY	12/9/15	(72,478,774)	(71,825,665)	653,109
40,000,000	Swiss Franc.	NTC	2/1/16	(46,843,893)	(41,143,620)	5,700,273
70,000,000	Swiss Franc.	BNY	2/29/16	(75,585,790)	(72,086,901)	3,498,889
90,000,000	Swiss Franc.	NTC	3/2/16	(96,153,846)	(92,691,063)	3,462,783
35,000,000	Swiss Franc.	NTC	3/16/16	(35,576,337)	(36,068,054)	(491,717)
30,000,000	Swiss Franc.	JPM	4/13/16	(31,685,678)	(30,955,242)	730,436
20,000,000	Swiss Franc.	SSB	4/22/16	(21,223,537)	(20,645,801)	577,736
20,000,000	Swiss Franc.	NTC	6/3/16	(21,520,418)	(20,687,778)	832,640
35,000,000	Swiss Franc.	BNY	8/15/16	(36,228,134)	(36,332,193)	(104,059)
500,000,000	Thailand Baht.	SSB	2/12/16	(14,936,520)	(13,711,591)	1,224,929
340,000,000	Thailand Baht.	JPM	5/11/16	(9,956,076)	(9,301,450)	654,626
850,000,000	Thailand Baht.	BNY	5/31/16	(24,741,668)	(23,241,791)	1,499,877

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

September 30, 2015 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 09/30/15 (Note 2)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
500,000,000	Thailand Baht.	JPM	6/8/16	$(14,440,433)	$(13,668,860)	$771,573
200,000,000	Thailand Baht.	BNY	8/24/16	(5,428,882)	(5,456,855)	(27,973)

TOTAL				$(4,614,272,710)	$(4,413,417,535)	$200,855,175

Unrealized Appreciation on Forward Contracts (Net)						$200,273,473

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:
BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

September 30, 2015 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—71.2%

	Canada—0.1%
192,000	Logan International, Inc.(a)	$307,899

	Chile—1.2%
640,000	Antofagasta PLC	4,844,327

	France—11.2%
194,310	CNP Assurances	2,691,701
167,400	Safran SA	12,575,648
414,885	SCOR SE	14,840,477
77,700	Teleperformance SA	5,876,113
215,300	Total SA	9,661,175

		45,645,114

	Germany—6.5%
177,000	Axel Springer SE	9,862,970
57,210	Henkel AG & Company, KGaA	5,041,142
26,726	Krones AG	2,807,265
29,038	Muenchener Rueckversicherungs AG	5,404,959
36,984	Siemens AG	3,300,182

		26,416,518

	Hong Kong—0.9%
316,349	Great Eagle Holdings Ltd.	940,877
3,372,000	Hengdeli Holdings Ltd.	482,954
20,587	Jardine Strategic Holdings Ltd.	552,555
520,000	Luen Thai Holdings Ltd.	80,516
109,796	Miramar Hotel & Investment	173,406
4,448,000	Oriental Watch Holdings	596,889
655,000	Tai Cheung Holdings Ltd.	508,784
	Undisclosed Security(b)	423,275

		3,759,256

	Italy—0.7%
113,408	Buzzi Unicem SpA	1,891,273
50,853	Davide Campari-Milano SpA	404,163
66,455	SOL SpA	526,679

		2,822,115

	Japan—2.0%
551,000	Ebara Corporation	2,024,298
51,200	Honda Motor Company Ltd.	1,512,936
61,700	Lintec Corporation	1,291,545
21,700	Mandom Corporation	706,634
83,600	NGK Spark Plug Company Ltd.	1,904,934
20,200	Nihon Kagaku Sangyo Company Ltd.	134,931
40,100	Shinko Shoji Company Ltd.	419,532

		7,994,810

	Netherlands—7.3%
82,570	Akzo Nobel NV	5,344,847
29,000	Heineken Holding NV	2,059,775
29,400	Heineken NV	2,370,745
178,000	Royal Dutch Shell PLC, Class A	4,209,285
1,222,000	TNT Express NV	9,300,109
161,712	Unilever NV, CVA	6,478,516

		29,763,277

Shares		Value (Note 2)

	Singapore—3.4%
632,053	DBS Group Holdings Ltd.	$7,205,556
950,893	Metro Holdings Ltd.	578,467
478,100	United Overseas Bank Ltd.	6,237,256

		14,021,279

	South Korea—4.5%
22,040	Daegu Department Store Company Ltd.	262,182
10,245	Hyundai Mobis Company Ltd.	2,000,943
53,400	Hyundai Motor Company	7,388,509
164,700	Kia Motors Corporation	7,447,836
13,800	Samchully Company Ltd.	1,303,974

		18,403,444

	Spain—0.5%
200,000	Mediaset España Comunicacion SA(a)	2,179,358

	Switzerland—13.1%
157,355	ABB Ltd.	2,773,158
17,047	Coltene Holding AG	989,218
142,100	Nestle SA, Registered	10,652,773
161,339	Novartis AG, Registered	14,761,751
5,015	Phoenix Mecano AG	2,323,755
56,300	Roche Holding AG	14,808,208
2,135	Siegfried Holding AG	381,289
665	Tamedia AG	108,894
26,799	Zurich Insurance Group AG	6,560,558

		53,359,604

	Thailand—1.3%
1,220,100	Bangkok Bank Public Company Ltd., NVDR	5,378,592

	United Kingdom—12.6%
547,600	BAE Systems PLC	3,713,596
30,700	British American Tobacco PLC	1,694,110
238,503	Daily Mail & General Trust PLC, Class A	2,722,207
339,887	Diageo PLC	9,115,376
2,421,000	G4S PLC	8,460,314
1,149,856	Hays PLC	2,670,114
762,417	HSBC Holdings PLC	5,759,385
116,639	Imperial Tobacco Group PLC	6,030,095
167,000	Pearson PLC	2,850,917
820,139	Standard Chartered PLC	7,960,752
144,469	TT Electronics PLC	291,052

		51,267,918

	United States—5.9%
53,840	AGCO Corp	2,510,559
11,431	Baxalta, Inc.	360,191
11,431	Baxter International, Inc.	375,508
29,399	ConocoPhillips	1,409,976
70,900	Halliburton Company	2,506,315
106,257	Johnson & Johnson	9,919,091
36,100	MasterCard, Inc., Class A	3,253,332
13,661	NOW Inc. (a)	202,183
31,061	Philip Morris International, Inc.	2,464,069
14,700	Phillips 66	1,129,548

		24,130,772

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

September 30, 2015 (Unaudited)

Shares		Value (Note 2)

	TOTAL COMMON STOCKS (Cost $262,665,191)	$290,294,283

	PREFERRED STOCKS—0.7%

	Chile—0.6%
940,000	Embotelladora Andina SA	2,748,577

	Germany—0.1%
648	KSB AG	271,248

	TOTAL PREFERRED STOCKS (Cost $3,051,152)	3,019,825

	WARRANTS—0.0%(c)

	Hong Kong—0.0%(c)
21,959	Miramar Hotel & Investment (a) Exercise at HKD 13.50, Expires 01/19/18 (Cost $0)	3,343

Shares		Value (Note 2)

	REGISTERED INVESTMENT COMPANY—29.5%
120,400,921	Dreyfus Treasury Prime Cash Management – Institutional Shares (Cost $120,400,921)	$120,400,921

TOTAL INVESTMENTS (Cost $386,117,264)	101.4%	413,718,372
OTHER ASSETS AND LIABILITIES (Net)	(1.4)	(5,728,246)

NET ASSETS	100.0%	$407,990,126

(a)	Non-income producing security.
(b)	Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.
(c)	Amount represents less than 0.1% of the net assets.

Abbreviations:
CVA	—	Certificaaten van aandelen (Share Certificates)
HKD	—	Hong Kong Dollar
NVDR	—	Non Voting Depository Receipt

Sector Diversification

September 30, 2015 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	9.9%
Banks	8.0
Capital Goods	7.5
Insurance	7.2
Automobiles & Components	5.0
Energy	4.7
Media	4.3
Food	4.2
Commercial Services & Supplies	4.2
Materials	3.4
Beverage	3.4
Tobacco	2.5
Transportation	2.3
Household & Personal Products	1.4
Software & Services	0.8
Technology Hardware & Equipment	0.7
Retailing	0.5
Real Estate	0.4
Health Care Equipment & Services	0.3
Utilities	0.3
Consumer Services	0.2
Consumer Durables & Apparel	0.0 (a)

Total Common Stocks	71.2
Preferred Stocks	0.7
Warrants	0.0 (a)
Registered Investment Company	29.5
Other Assets and Liabilities (Net)	(1.4)

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

September 30, 2015 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

September 30, 2015 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—87.7%

	Chile—1.2%
846,500	Antofagasta PLC	$6,407,379

	France—4.3%
360,300	CNP Assurances	4,991,096
405,215	Total SA	18,183,246

		23,174,342

	Germany—4.9%
164,718	Axel Springer SE	9,178,580
132,780	Henkel AG & Company, KGaA	11,700,102
29,300	Muenchener Rueckversicherungs AG	5,453,726

		26,332,408

	Japan—0.5%
87,000	Honda Motor Company Ltd.	2,570,809

	Netherlands—8.2%
297,000	Heineken Holding NV	21,094,937
638,397	Royal Dutch Shell PLC, Class A	15,096,600
183,946	Unilever NV, ADR	7,394,629

		43,586,166

	Singapore—1.3%
539,000	United Overseas Bank Ltd.	7,031,753

	South Korea—2.5%
61,700	Hyundai Motor Company	8,536,910
102,120	Kia Motors Corporation	4,617,930

		13,154,840

	Spain—0.9%
460,000	Mediaset España Comunicacion SA(a)	5,012,524

	Switzerland—14.1%
238,000	Nestle SA, Registered, Sponsored ADR	17,907,120
294,148	Novartis AG, Registered	26,913,142
79,800	Roche Holding AG	20,989,254
38,415	Zurich Insurance Group AG	9,404,225

		75,213,741

	United Kingdom—8.3%
143,583	Diageo PLC, Sponsored ADR	15,476,812
927,352	HSBC Holdings PLC	7,005,324
1,414,397	Standard Chartered PLC	13,728,970
205,000	Unilever PLC, Sponsored ADR	8,359,900

		44,571,006

	United States—41.5%
94,535	3M Company	13,402,227
75,523	American National Insurance Company	7,374,066
393,000	Bank of New York Mellon Corporation/The	15,385,950

Shares		Value (Note 2)

	United States (continued)
176,890	Baxalta, Inc.	$5,573,804
176,890	Baxter International, Inc.	5,810,836
80	Berkshire Hathaway Inc., Class A(a)	15,619,200
30,626	Berkshire Hathaway Inc., Class B(a)	3,993,630
527,475	Cisco Systems, Inc.	13,846,219
230,068	Comcast Corporation, Special Class A	13,169,092
161,695	ConocoPhillips	7,754,892
286,520	Devon Energy Corporation	10,627,027
129,850	Emerson Electric Company	5,735,474
6,150	Google Inc., Class A(a)	3,925,975
6,166	Google Inc., Class C	3,751,518
307,865	Halliburton Company	10,883,028
246,189	Johnson & Johnson	22,981,743
101,925	MasterCard, Inc., Class A	9,185,481
488,706	MRC Global, Inc.(a)	5,449,072
36,818	National Western Life Insurance Company, Class A	8,199,369
64,800	Philip Morris International, Inc.	5,140,584
55,857	UniFirst Corporation	5,966,086
87,720	Wal-Mart Stores, Inc.	5,687,765
437,085	Wells Fargo & Company	22,444,315

		221,907,353

	TOTAL COMMON STOCKS (Cost $304,991,929)	468,962,321

	REGISTERED INVESTMENT COMPANY—8.4%
45,169,996	Dreyfus Government Prime Cash Management (Cost $45,169,996)	45,169,996

Face Value

	U.S. TREASURY BILL—2.6%
$14,000,000	0.091%(b) due 12/10/15(c) (Cost $13,997,550)	14,000,980

TOTAL INVESTMENTS (Cost $364,159,475)	98.7%	528,133,297
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	1.1	5,921,161
OTHER ASSETS AND LIABILITIES (Net)	0.2	1,029,789

NET ASSETS	100.0%	$535,084,247

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At September 30, 2015, liquid assets totaling $14,000,980 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Sector Diversification

September 30, 2015 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	14.3%
Energy	11.7
Banks	9.4
Beverage	6.8
Insurance	6.6
Diversified Financials	6.5
Food	6.3
Media	5.1
Capital Goods	4.6
Software & Services	3.2
Automobiles & Components	2.9
Technology Hardware & Equipment	2.6
Household & Personal Products	2.2
Materials	1.2
Commercial Services & Supplies	1.1
Health Care Equipment & Services	1.1
Food & Staples Retailing	1.1
Tobacco	1.0

Total Common Stocks	87.7
Registered Investment Company	8.4
U.S. Treasury Bill	2.6
Unrealized Appreciation on Forward Contracts (Net)	1.1
Other Assets and Liabilities (Net)	0.2

Net Assets	100.0%

Portfolio Composition

September 30, 2015 (Unaudited)

Schedule of Forward Exchange Contracts

September 30, 2015 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 09/30/15 (Note 2)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL (a)
7,000,000	European Union Euro	SSB	11/13/15	$(8,772,715)	$(7,819,158)	$953,557
7,000,000	European Union Euro	NTC	12/9/15	(8,721,272)	(7,823,135)	898,137
8,500,000	European Union Euro	BNY	12/21/15	(10,573,745)	(9,502,362)	1,071,383
7,000,000	European Union Euro	JPM	2/29/16	(8,004,955)	(7,837,478)	167,477
23,000,000	European Union Euro	NTC	3/2/16	(26,195,160)	(25,752,828)	442,332
13,000,000	European Union Euro	BNY	4/18/16	(13,973,700)	(14,572,375)	(598,675)
3,000,000	Great Britain Pound Sterling	SSB	12/9/15	(4,681,335)	(4,542,873)	138,462
3,000,000	Great Britain Pound Sterling	BNY	12/21/15	(4,700,130)	(4,542,873)	157,257
4,000,000	Great Britain Pound Sterling	BNY	5/16/16	(6,094,200)	(6,054,134)	40,066
6,500,000	Great Britain Pound Sterling	NTC	5/26/16	(10,084,783)	(9,837,753)	247,030
4,500,000	Great Britain Pound Sterling	JPM	5/31/16	(7,041,915)	(6,810,678)	231,237
1,000,000	Great Britain Pound Sterling	NTC	9/28/16	(1,523,240)	(1,513,107)	10,133
130,000,000	Japanese Yen	JPM	2/19/16	(1,280,851)	(1,088,806)	192,045
3,500,000	Singapore Dollar	JPM	10/30/15	(2,750,037)	(2,458,893)	291,144
9,000,000	Singapore Dollar	SSB	12/21/15	(6,838,386)	(6,312,232)	526,154
3,000,000,000	South Korean Won .	JPM	4/28/16	(2,753,430)	(2,521,571)	231,859
11,500,000	Swiss Franc	BNY	10/30/15	(12,131,697)	(11,781,278)	350,419
8,000,000	Swiss Franc	JPM	11/13/15	(8,340,936)	(8,199,811)	141,125
14,000,000	Swiss Franc	BNY	12/9/15	(14,495,755)	(14,365,133)	130,622
7,000,000	Swiss Franc	NTC	3/2/16	(7,478,632)	(7,209,305)	269,327
3,500,000	Swiss Franc	BNY	4/18/16	(3,650,016)	(3,612,317)	37,699
5,500,000	Swiss Franc	NTC	9/28/16	(5,714,285)	(5,721,914)	(7,629)

TOTAL				$(175,801,175)	$(169,880,014)	$5,921,161

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

September 30, 2015 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—90.2%

	France—12.2%
73,530	Cie Generale des Etablissements Michelin	$6,682,755
458,685	CNP Assurances	6,353,985
562,000	SCOR SE	20,102,795
393,975	Total SA	17,678,873

		50,818,408

	Germany—8.4%
299,650	Axel Springer SE	16,697,395
28,700	Muenchener Rueckversicherungs AG	5,342,045
145,500	Siemens AG	12,983,357

		35,022,797

	Netherlands—3.3%
582,108	Royal Dutch Shell PLC, Class A	13,765,497

	Singapore—5.8%
927,852	DBS Group Holdings Ltd.	10,577,738
1,037,000	United Overseas Bank Ltd.	13,528,624

		24,106,362

	Switzerland—19.5%
755,525	ABB Ltd.	13,315,055
246,000	Nestle SA, Registered	18,441,818
202,600	Novartis AG, Registered	18,536,936
69,600	Roche Holding AG	18,306,417
51,000	Zurich Insurance Group AG	12,485,109

		81,085,335

	Thailand—0.4%
386,200	Bangkok Bank Public Company Ltd., NVDR	1,702,493

Shares		Value (Note 2)

	United Kingdom—19.8%
516,079	Diageo PLC	$13,840,642
4,282,000	G4S PLC	14,963,679
759,468	GlaxoSmithKline PLC	14,564,222
2,212,018	HSBC Holdings PLC	16,709,835
172,400	Imperial Tobacco Group PLC	8,912,872
1,383,007	Standard Chartered PLC	13,424,280

		82,415,530

	United States—20.8%
723,350	Cisco Systems, Inc.	18,987,937
165,440	ConocoPhillips	7,934,502
100,000	Emerson Electric Company	4,417,000
211,525	Johnson & Johnson	19,745,859
111,405	Philip Morris International, Inc.	8,837,758
306,000	Verizon Communications, Inc.	13,314,060
261,400	Wells Fargo & Company	13,422,890

		86,660,006

	TOTAL COMMON STOCKS (Cost $340,124,636)	375,576,428

	REGISTERED INVESTMENT COMPANY—12.1%
50,180,564	Dreyfus Government Prime Cash Management – Institutional Shares (Cost $50,180,564)	50,180,564

TOTAL INVESTMENTS (Cost $390,305,200)	102.3%	425,756,992
OTHER ASSETS AND LIABILITIES (Net)	(2.3)	(9,438,812)

NET ASSETS	100.0%	$416,318,180

Abbreviations:
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

September 30, 2015 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	17.1%
Banks	16.7
Insurance	10.6
Energy	9.4
Capital Goods	7.4
Technology Hardware & Equipment	4.6
Food	4.4
Tobacco	4.3
Media	4.0
Commercial Services & Supplies	3.6
Beverage	3.3
Telecommunication Services	3.2
Automobiles & Components	1.6

Total Common Stocks	90.2
Registered Investment Company	12.1
Other Assets and Liabilities (Net)	(2.3)

Net Assets	100.0%

Portfolio Composition

September 30, 2015 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Assets and Liabilities

September 30, 2015 (Unaudited)

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund

ASSETS
Investments, at cost (a)	$7,193,966,005	$386,117,264	$364,159,475	$390,305,200

Investments in unaffiliated issuers, at value (Note 2)	$8,671,190,714	$413,718,372	$528,133,297	$425,756,992
Investments in affiliated issuers, at value (Note 4)	126,781,243	—	—	—
Foreign currency (b)	7,855	201	16	121
Dividends and interest receivable	16,745,830	841,169	892,561	1,265,129
Recoverable foreign withholding taxes	13,086,049	658,653	713,719	1,099,119
Receivable for Fund shares sold	15,966,530	750,373	96,900	71,320
Unrealized appreciation of forward exchange contracts (Note 2)	220,061,571	—	6,527,465	—
Prepaid expense	246,317	11,709	15,671	14,637

Total Assets	$9,064,086,109	$415,980,477	$536,379,629	$428,207,318

LIABILITIES
Unrealized depreciation of forward exchange contracts (Note 2)	$19,788,098	$—	$606,304	$—
Payable for Fund shares redeemed	37,019,703	7,567,153	215,249	11,459,472
Investment advisory fee payable (Note 3)	5,827,804	270,002	347,559	282,524
Shareholder servicing and administration fees payable (Note 3)	320,842	14,455	21,082	18,078
Payable for investment securities purchased	17,694,994	—	—	—
Accrued foreign capital gains taxes	1,490,019	39,267	—	19,266
Accrued expenses and other payables	1,753,388	99,474	105,188	109,798

Total Liabilities	83,894,848	7,990,351	1,295,382	11,889,138

NET ASSETS	$8,980,191,261	$407,990,126	$535,084,247	$416,318,180

NET ASSETS consist of
Undistributed net investment income	$78,441,777	$4,459,089	$5,492,953	$5,407,553
Accumulated net realized gain (loss) on securities, forward exchange contracts and foreign currencies	86,490,503	(19,499,801)	9,002,122	34,485,567
Net unrealized appreciation of securities, forward exchange contracts, foreign currencies and net other assets	1,803,557,632	27,569,549	169,867,809	35,372,197
Paid-in capital	7,011,701,349	395,461,289	350,721,363	341,052,863

Total Net Assets	$8,980,191,261	$407,990,126	$535,084,247	$416,318,180

CAPITAL STOCK (common stock outstanding)	358,888,816	31,323,569	26,751,635	42,971,987

NET ASSET VALUE offering and redemption price per share	$25.02	$13.03	$20.00	$9.69

(a)

Includes investments in affiliated issuers for Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund of $71,225,516, $0, $0 and $0, respectively (Note 4).

(b)	Foreign currency held at cost for the Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund was $7,889, $201, $16 and $121, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Operations

For the Six Months Ended September 30, 2015 (Unaudited)

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund

INVESTMENT INCOME
Dividends (a)	$137,584,413	$7,566,532	$7,619,404	$10,781,324
Less foreign withholding taxes	(11,021,665)	(597,762)	(443,057)	(605,543)
Interest	297,149	—	6,494	1,000

Total Investment Income	126,859,897	6,968,770	7,182,841	10,176,781

EXPENSES
Investment advisory fee (Note 3)	60,039,465	2,838,857	3,706,927	3,296,000
Transfer agent fees (Note 3)	1,615,586	53,325	110,743	63,027
Custodian fees (Note 3)	1,563,563	95,466	54,075	88,335
Fund administration and accounting fees (Note 3)	963,070	46,855	60,749	54,139
Directors’ fees and expenses (Note 3)	212,109	10,028	13,498	12,066
Shareholder servicing and administration fees (Note 3)	204,641	9,674	12,627	11,209
Legal and audit fees	183,783	6,407	9,868	5,979
Other	503,397	43,345	34,373	50,210

Total expenses before recoupment	65,285,614	3,103,957	4,002,860	3,580,965

Investment advisory fees recouped (Note 3)	—	10,496	—	—

Net Expenses	65,285,614	3,114,453	4,002,860	3,580,965

NET INVESTMENT INCOME	61,574,283	3,854,317	3,179,981	6,595,816

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Securities	(35,218,262)	(12,945,027)	6,324,550	19,819,036
Forward exchange contracts	183,198,966	—	8,066,534	—
Foreign currencies and net other assets	(1,593,518)	(9,705)	(92,574)	(23,490)

Net realized gain (loss) on investments during the period	146,387,186	(12,954,732)	14,298,510	19,795,546

Net change in unrealized appreciation (depreciation) of:
Securities (b)	(688,937,333)	(23,287,910)	(64,621,538)	(72,912,557)
Forward exchange contracts	(222,256,230)	—	(9,896,647)	—
Foreign currencies and net other assets	510,837	28,225	68,486	59,282

Net change in unrealized appreciation (depreciation) of investments	(910,682,726)	(23,259,685)	(74,449,699)	(72,853,275)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(764,295,540)	(36,214,417)	(60,151,189)	(53,057,729)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(702,721,257)	$(32,360,100)	$(56,971,208)	$(46,461,913)

(a)	Dividend income on securities from affiliated issuers for Global Value Fund was $1,816,439 (Note 4).
(b)	Net of decrease in accrued foreign capital gain taxes of $1,456,749, $87,006, $0 and $45,840, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Changes in Net Assets

	Global Value Fund		Global Value Fund II – Currency Unhedged
	Six Months Ended 9/30/2015 (Unaudited)	Year Ended 3/31/2015	Six Months Ended 9/30/2015 (Unaudited)	Year Ended 3/31/2015
INVESTMENT ACTIVITIES:
Net investment income	$61,574,283	$81,938,290	$3,854,317	$4,821,656

Net realized gain (loss) on securities, forward exchange contracts and currency transactions	146,387,186	217,741,097	(12,954,732)	(4,972,577)

Net change in unrealized appreciation (depreciation) of securities, forward exchange contracts, foreign currencies and net other assets	(910,682,726)	21,696,339	(23,259,685)	(26,535,650)

Net increase (decrease) in net assets resulting from operations	(702,721,257)	321,375,726	(32,360,100)	(26,686,571)

DISTRIBUTIONS:
Dividends to shareholders from net investment income	—	(106,756,789)	—	(5,873,377)

Distributions to shareholders from net realized gain on investments	—	(212,219,568)	—	—

Total distributions	—	(318,976,357)	—	(5,873,377)

Net increase (decrease) in net assets from Fund share transactions (Note 5)	78,866,715	1,623,476,254	(6,754,493)	36,165,003

Redemption fees	190,294	224,773	1,267	115,944

Net increase (decrease) in net assets	(623,664,248)	1,626,100,396	(39,113,326)	3,720,999

NET ASSETS
Beginning of period	9,603,855,509	7,977,755,113	447,103,452	443,382,453

End of period	$8,980,191,261	$9,603,855,509	$407,990,126	$447,103,452

Undistributed net investment income at end of period	$78,441,777	$16,867,494	$4,459,089	$604,772

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Changes in Net Assets

	Value Fund		Worldwide High Dividend Yield Value Fund
	Six Months Ended 9/30/2015 (Unaudited)	Year Ended 3/31/2015	Six Months Ended 9/30/2015 (Unaudited)	Year Ended 3/31/2015
INVESTMENT ACTIVITIES:
Net investment income	$3,179,981	$6,242,912	$6,595,816	$13,464,100

Net realized gain on securities, forward exchange contracts and currency transactions	14,298,510	16,721,959	19,795,546	44,091,173

Net change in unrealized appreciation (depreciation) of securities, forward exchange contracts, foreign currencies and net other assets	(74,449,699)	(3,028,380)	(72,853,275)	(71,280,403)

Net increase (decrease) in net assets resulting from operations	(56,971,208)	19,936,491	(46,461,913)	(13,725,130)

DISTRIBUTIONS:
Dividends to shareholders from net investment income	—	(6,963,766)	(4,941,996)	(14,370,762)

Distributions to shareholders from net realized gain on investments	—	(39,989,012)	—	(35,511,662)

Total distributions	—	(46,952,778)	(4,941,996)	(49,882,424)

Net increase (decrease) in net assets from Fund share transactions (Note 5)	(27,102,460)	8,174,361	(100,819,297)	(122,638,996)

Redemption fees	—	—	1,092	1,334

Net decrease in net assets	(84,073,668)	(18,841,926)	(152,222,114)	(186,245,216)

NET ASSETS
Beginning of period	619,157,915	637,999,841	568,540,294	754,785,510

End of period	$535,084,247	$619,157,915	$416,318,180	$568,540,294

Undistributed net investment income at end of period	$5,492,953	$2,312,972	$5,407,553	$3,753,733

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Financial Highlights

Tweedy, Browne Global Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/15 (Unaudited)		Year Ended 3/31/15		Year Ended 3/31/14		Year Ended 3/31/13	Year Ended 3/31/12	Year Ended 3/31/11
Net asset value, beginning of period/year	$26.97		$26.98		$25.11		$23.79	$24.16	$22.13

Income from investment operations:
Net investment income	0.17		0.24		0.32		0.35	0.42	0.26
Net realized and unrealized gain (loss) on investments	(2.12)		0.74		2.73		3.61	0.19	2.08

Total from investment operations	(1.95)		0.98		3.05		3.96	0.61	2.34

Distributions:
Dividends from net investment income	—		(0.33)		(0.32)		(0.35)	(0.42)	(0.25)
Distributions from net realized gains	—		(0.66)		(0.86)		(2.29)	(0.56)	(0.06)

Total distributions	—		(0.99)		(1.18)		(2.64)	(0.98)	(0.31)

Redemption fees(a)	0.00		0.00		0.00		0.00	0.00	0.00

Net asset value, end of period/year	$25.02		$26.97		$26.98		$25.11	$23.79	$24.16

Total return(b)	(7.23)%		3.69	%(c)	12.25	%(c)	17.48%	2.92%	10.59%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$8,980,191		$9,603,856		$7,977,755		$5,925,629	$4,759,273	$4,749,331
Ratio of operating expenses to average net assets	1.36	%(d)	1.36%		1.37%		1.38%	1.38%	1.39%
Ratio of net investment income to average net assets	1.28	%(d)	0.94%		1.30%		1.45%	1.80%	1.16%
Portfolio turnover rate	1%		8%		4%		16%	9%	12%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)

The net asset value (NAV) disclosed in the March 31, 2014 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on March 31, 2014. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on March 31, 2014.

(d)	Annualized.

Tweedy, Browne Global Value Fund II – Currency Unhedged

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/15 (Unaudited)		Year Ended 3/31/15		Year Ended 3/31/14		Year Ended 3/31/13	Year Ended 3/31/12	Year Ended 3/31/11
Net asset value, beginning of period/year	$14.02		$14.90		$13.18		$11.69	$11.52	$10.27

Income from investment operations:
Net investment income	0.12		0.15		0.15		0.23	0.10	0.08
Net realized and unrealized gain (loss) on investments	(1.11)		(0.84)		1.72		1.49	0.20	1.25

Total from investment operations	(0.99)		(0.69)		1.87		1.72	0.30	1.33

Distributions:
Dividends from net investment income	—		(0.19)		(0.15)		(0.22)	(0.08)	(0.07)
Distributions from net realized gains	—		—		—		(0.01)	(0.05)	(0.01)

Total distributions	—		(0.19)		(0.15)		(0.23)	(0.13)	(0.08)

Redemption fees(a)	0.00		0.00		0.00		0.00	0.00	0.00

Net asset value, end of period/year	$13.03		$14.02		$14.90		$13.18	$11.69	$11.52

Total return(b)	(7.13	)%(c)	(4.72	)%(c)	14.27	%(c)	14.77%	2.68%	13.00%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$407,990		$447,103		$443,382		$282,375	$275,337	$95,155
Ratio of operating expenses to average net assets	1.37	%(d)	1.37%		1.37%		1.37%	1.37%	1.37%
Ratio of operating expenses to average net assets excluding recoupments and/or waivers of expenses	1.37	%(d)	1.36%		1.37%		1.39%	1.40%	1.58%
Ratio of net investment income to average net assets	1.70	%(d)	1.00%		1.23%		1.74%	1.07%	0.97%
Portfolio turnover rate	9%		9%		4%		28%	5%	2%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)

The net asset values (NAVs) disclosed in the September 30, 2015 semi-annual report and the March 31, 2014 annual report reflect adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAVs reported on September 30, 2015 and March 31, 2014. The total returns reported are based on the unadjusted NAVs which were the official NAVs for executing transactions on September 30, 2015 and March 31, 2014.

(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Financial Highlights

Tweedy, Browne Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/15 (Unaudited)		Year Ended 3/31/15	Year Ended 3/31/14	Year Ended 3/31/13	Year Ended 3/31/12	Year Ended 3/31/11
Net asset value, beginning of period/year	$22.14		$23.21	$21.68	$19.35	$19.46	$19.03

Income from investment operations:
Net investment income	0.12		0.24	0.27	0.20	0.27	0.19
Net realized and unrealized gain (loss) on investments	(2.26)		0.47	2.81	3.05	0.31	1.45

Total from investment operations	(2.14)		0.71	3.08	3.25	0.58	1.64

Distributions:
Dividends from net investment income	—		(0.26)	(0.21)	(0.20)	(0.25)	(0.20)
Distributions from net realized gains	—		(1.52)	(1.34)	(0.72)	(0.44)	(1.01)

Total distributions	—		(1.78)	(1.55)	(0.92)	(0.69)	(1.21)

Net asset value, end of period/year	$20.00		$22.14	$23.21	$21.68	$19.35	$19.46

Total return(a)	(9.67)%		3.08%	14.38%	17.24%	3.26%	8.77%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$535,084		$619,158	$638,000	$600,335	$480,060	$467,526
Ratio of operating expenses to average net assets	1.35	%(b)	1.36%	1.37%	1.39%	1.40%	1.39%
Ratio of net investment income to average net assets	1.07	%(b)	0.98%	1.17%	1.04%	1.42%	1.02%
Portfolio turnover rate	3%		6%	7%	8%	10%	11%

(a)	Total return represents aggregate total return for the periods indicated.
(b)	Annualized.

Tweedy, Browne Worldwide High Dividend Yield Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/15 (Unaudited)		Year Ended 3/31/15	Year Ended 3/31/14	Year Ended 3/31/13	Year Ended 3/31/12	Year Ended 3/31/11
Net asset value, beginning of period/year	$10.84		$12.01	$10.67	$9.75	$9.52	$8.62

Income from investment operations:
Net investment income	0.16		0.25	0.23	0.19	0.20	0.18
Net realized and unrealized gain (loss) on investments	(1.21)		(0.50)	1.33	0.89	0.21	0.91

Total from investment operations	(1.05)		(0.25)	1.56	1.08	0.41	1.09

Distributions:
Dividends from net investment income	(0.10)		(0.25)	(0.20)	(0.16)	(0.18)	(0.19)
Distributions from net realized gains	—		(0.67)	(0.02)	—	—	—

Total distributions	(0.10)		(0.92)	(0.22)	(0.16)	(0.18)	(0.19)

Redemption fees(a)	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period/year	$9.69		$10.84	$12.01	$10.67	$9.75	$9.52

Total return(b)	(9.76)%		(2.23)%	14.81%	11.32%	4.35%	13.03%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$416,318		$568,540	$754,786	$666,851	$537,309	$290,090
Ratio of operating expenses to average net assets	1.36	%(c)	1.35%	1.36%	1.37%	1.37%	1.37%
Ratio of operating expenses to average net assets excluding recoupments and/or waivers of expenses	1.36	%(c)	1.35%	1.36%	1.37%	1.37%	1.39%
Ratio of net investment income to average net assets	2.50	%(c)	1.96%	2.07%	1.88%	2.11%	2.00%
Portfolio turnover rate	4%		7%	10%	12%	6%	16%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

1. Organization

Tweedy, Browne Fund Inc. (the “Company”) is an open-end management investment company registered with the United States Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was organized as a Maryland corporation on January 28, 1993. Tweedy, Browne Global Value Fund (“Global Value Fund”), Tweedy, Browne Global Value Fund II – Currency Unhedged (“Global Value Fund II – Currency Unhedged”), Tweedy, Browne Value Fund (“Value Fund”), and Tweedy, Browne Worldwide High Dividend Yield Value Fund (“Worldwide High Dividend Yield Value Fund”) (each a “Fund” and together, the “Funds”) are each diversified series of the Company.

The Funds commenced operations as follows:

Fund	Commencement of Operations
Global Value Fund	06/15/93
Global Value Fund II – Currency Unhedged	10/26/09
Value Fund	12/08/93
Worldwide High Dividend Yield Value Fund	09/05/07

Global Value Fund and Global Value Fund II – Currency Unhedged seek long-term capital growth by investing primarily in foreign equity securities that Tweedy, Browne Company LLC (the “Investment Adviser”) believes are undervalued. Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that the Investment Adviser believes are undervalued. Worldwide High Dividend Yield Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that the Investment Adviser believes to have above-average dividend yields and valuations that are reasonable.

2. Significant Accounting Policies

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Portfolio Valuation. Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Funds’ assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of the Funds’ shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized utilizing values at the end of the period. The following is a summary of the inputs used to value the Funds’ assets carried at fair value as of September 30, 2015. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

	Global Value Fund
	Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$54,133,478	$53,281,785	$851,693	$—
Germany	595,910,327	576,810,227	19,100,100	—
Switzerland	1,179,572,374	1,179,156,859	415,515	—
All Other Countries	4,790,156,770	4,790,156,770	—
Preferred Stocks	41,430,073	41,430,073	—	—
Warrants	1,797	1,797	—	—
Registered Investment Company	1,411,810,959	1,411,810,959	—	—
U.S. Treasury Bills	724,956,179	—	724,956,179	—

Total Investments in Securities	8,797,971,957	8,052,648,470	745,323,487	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	220,061,571	—	220,061,571	—
Liability
Unrealized depreciation of forward exchange contracts	(19,788,098)	—	(19,788,098)	—

Total	$8,998,245,430	$8,052,648,470	$945,596,960	$—

	Global Value Fund II – Currency Unhedged
	Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$307,899	$—	$307,899	$—
Japan	7,994,810	7,859,879	134,931	—
All Other Countries	281,991,574	281,991,574	—	—
Preferred Stocks	3,019,825	3,019,825	—	—
Warrants	3,343	3,343	—	—
Registered Investment Company	120,400,921	120,400,921	—	—

Total	$413,718,372	$413,275,542	$442,830	$—

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

	Value Fund
	Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$468,962,321	$468,962,321	$—	$—
Registered Investment Company	45,169,996	45,169,996	—	—
U.S. Treasury Bill	14,000,980	—	14,000,980	—

Total Investments in Securities	528,133,297	514,132,317	14,000,980	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	6,527,465	—	6,527,465	—
Liability
Unrealized depreciation of forward exchange contracts	(606,304)	—	(606,304)	—

Total	$534,054,458	$514,132,317	$19,922,141	$—

	Worldwide High Dividend Yield Value Fund
	Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$425,756,992	$425,756,992	$—	$—

As of September 30, 2015, securities with end of period values of $19,951,793 and $442,830, held by Global Value Fund and Global Value Fund II – Currency Unhedged, respectively, were transferred from Level 1 into Level 2 due to no trading volume.

Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts. Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss on the Fund’s Statement of Operations. When the contract is closed, each Fund records a realized gain or loss on the Statement of Operations equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. The difference between the value of open contracts at September 30, 2015 and the value of the contracts at the time they were opened is included on the Statement of Assets and Liabilities under unrealized appreciation/depreciation of forward exchange contracts.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date.

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. In the case of certain foreign securities, dividend income is recorded as soon after the ex-date as the Funds become aware of such dividend. Interest income and expenses are recorded on an accrual basis.

Foreign Taxes. The Funds may be subject to foreign taxes on dividend and interest income, gains on investments or currency purchase/repatriation, a portion of which may be recoverable. The Funds’ custodian applies for refunds on behalf of each Fund where available. The Funds will accrue such taxes and recoveries as applicable, based on their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, will be declared and paid annually for Global Value Fund, Global Value Fund II – Currency Unhedged, and Value Fund and semi-annually for Worldwide High Dividend Yield Value Fund. Distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually for each of the Funds. Additional distributions of net investment income and capital gains from the Funds may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Federal Income Taxes.    Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds are not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, the Funds’ conclusions may be subject to future review based on changes in accounting standards or tax laws and regulations or the interpretation thereof. In addition, utilization of any capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes. Each of the Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Expenses. Expenses directly attributable to each Fund as a diversified series of the Company are charged to such Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation method.

3. Investment Advisory Fee, Other Related Party Transactions and Administration Fee

The Company, on behalf of each Fund, has entered into separate investment advisory agreements with the Investment Adviser (each, an “Advisory Agreement”). Under each Advisory Agreement, the Company pays the Investment Adviser a fee at the annual rate of 1.25% of the value of each Fund’s average daily net assets. The fee is payable monthly, provided that each Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the six months ended September 30, 2015, the Investment Adviser earned $60,039,465, $2,838,857, $3,706,927 and $3,296,000 in fees from Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

Prior to December 31, 2014, the Investment Adviser had contractually agreed to waive its investment advisory fee and/or to reimburse expenses of Global Value Fund II – Currency Unhedged to the extent necessary to maintain the total annual fund operating expenses (excluding fees and expenses from investments in other investment companies, brokerage costs, interest, taxes and extraordinary expenses) at no more than 1.37% of the Fund’s average daily net assets. This arrangement expired on December 31, 2014. In this arrangement, Global Value Fund II – Currency Unhedged has agreed, during the two-year period following any waiver or reimbursement by the Investment Adviser, to repay such amount to the extent that, after giving effect to such repayment, the Fund’s adjusted total annual fund operating expenses would not exceed 1.37% of the Fund’s average daily net assets on an annualized basis. During the six months ended September 30, 2015, the Investment Adviser recouped $10,496 from Global Value Fund II – Currency Unhedged. At September 30, 2015, the amount of potential recovery expiring March 31, 2016 on Global Value Fund II – Currency Unhedged was $4,937.

As of September 30, 2015, the current and retired managing directors and their families, as well as employees of the Investment Adviser, have approximately $113.3 million, $4.7 million, $63.9 million and $6.1 million of their own money invested in Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

The Company pays the Investment Adviser for certain shareholder servicing and administration services provided to the Funds at an annual amount of $475,000, which is allocated pro-rata based on the relative average net assets of the Funds.

No officer, director or employee of the Investment Adviser, the Funds administrator, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Independent Director $115,000 annually, in quarterly increments of $28,750, plus out-of-pocket expenses for their services as directors. The Lead Independent Director receives an additional annual fee of $20,000. These fees are allocated pro-rata based on the relative average net assets of the Funds.

The Company, on behalf of the Funds, has entered into an administration agreement (the “Administration Agreement”) with BNY Mellon, an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation. Under the Administration Agreement, the Company pays BNY Mellon an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Funds, allocated according to each Fund’s net assets:

	Up to $1 Billion	Between $1 Billion and $5 Billion	Between $5 Billion and $10 Billion	Exceeding $10 Billion
Administration Fees	0.0300%	0.0180%	0.0100%	0.0090%
Accounting Fees	0.0075%	0.0060%	0.0050%	0.0040%

Bank of New York Mellon Asset Servicing, an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ custodian pursuant to a custody agreement (the “Custody Agreement”). BNY Mellon also serves as the Funds’ transfer agent.

AMG Distributors, Inc., an affiliate of the Investment Adviser, serves as the distributor to the Funds. The Investment Adviser pays all distribution-related expenses. No distribution fees are paid by the Funds.

At September 30, 2015, one shareholder owned 9.0% of Global Value Fund II – Currency Unhedged’s outstanding shares; two shareholders owned 15.7% of Value Fund’s outstanding shares; and four shareholders owned 29.4% of Worldwide High Dividend Yield Value Fund’s outstanding shares. Investment activities of these shareholders could have an impact on each respective Fund.

4. Securities Transactions

The 1940 Act defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists those issuers owned by Global Value Fund that may be deemed “affiliated companies,” as well as transactions that occurred in the securities of such issuers during the six months ended September 30, 2015:

Shares Held at 3/31/15	Name of Issuer	Value at 3/31/15	Purchase Cost	Sales Proceeds	Value at 9/30/15	Shares Held at 9/30/15	Dividend Income 4/1/15 to 9/30/15	Net Realized Gain (Loss) 4/1/15 to 9/30/15
218,165	Coltene Holding AG	$16,789,698	$—	$—	$12,659,866	218,165	$—	$—
68,640	Phoenix Mecano AG	38,160,815	—	—	31,805,097	68,640	919,672	—
248,117	Siegfried Holding AG	37,985,172	—	—	44,311,142	248,117	387,239	—
4,795,392	SOL SpA	38,935,843	—	—	38,005,138	4,795,392	509,528	—
		$131,871,528	$—	$—	$126,781,243		$1,816,439	$—

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six-months ended September 30, 2015, are as follows:

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund
Purchases	$760,317,386	$34,350,560	$30,503,146	$17,414,024
Sales	$40,652,430	$67,102,729	$15,214,745	$85,765,956

5. Capital Stock

The Company is authorized to issue 2.0 billion shares of $0.0001 par value capital stock, of which 600,000,000,

600,000,000, 400,000,000 and 400,000,000 shares have been designated as shares of Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively. Redemptions from the Global Value Fund, Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund, including exchange redemptions, made less than 15 days after purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which is retained by each Fund. Redemptions, including exchanges, made prior to September 1, 2015 were subject to the same redemption fee if held less than 60 days.

Effective the close of business on August 11, 2014, Global Value Fund II – Currency Unhedged closed to most new investors but remains open to existing shareholders.

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

Changes in shares outstanding for the six months ended September 30, 2015 were as follows:

	Global Value Fund
	Shares	Amount
Sold	34,132,413	$911,573,347
Reinvested	—	—
Redeemed	(31,307,003)	(832,706,632)
Net Increase	2,825,410	$78,866,715

	Global Value Fund II – Currency Unhedged
	Shares	Amount
Sold	3,166,771	$44,848,962
Reinvested	—	—
Redeemed	(3,733,263)	(51,603,455)
Net Decrease	(566,492)	$(6,754,493)

	Value Fund
	Shares	Amount
Sold	1,137,674	$25,203,628
Reinvested	—	—
Redeemed	(2,352,776)	(52,306,088)
Net Decrease	(1,215,102)	$(27,102,460)

	Worldwide High Dividend Yield Value Fund
	Shares	Amount
Sold	966,579	$10,286,464
Reinvested	437,769	4,723,298
Redeemed	(10,866,058)	(115,829,059)
Net Decrease	(9,461,710)	$(100,819,297)

Changes in shares outstanding for the year ended March 31, 2015 were as follows:

	Global Value Fund
	Shares	Amount
Sold	91,217,207	$2,459,334,017
Reinvested	10,740,134	281,176,703
Redeemed	(41,532,837)	(1,117,034,466)
Net Increase	60,424,504	$1,623,476,254

	Global Value Fund II – Currency Unhedged
	Shares	Amount

Sold	12,154,015	$180,053,991
Reinvested	347,059	4,865,763
Redeemed	(10,358,709)	(148,754,751)
Net Increase	2,142,365	$36,165,003

	Value Fund
	Shares	Amount
Sold	1,207,272	$27,870,588
Reinvested	2,005,235	44,255,539
Redeemed	(2,737,185)	(63,951,766)
Net Increase	475,322	$8,174,361

	Worldwide High Dividend Yield Value Fund
	Shares	Amount
Sold	3,546,131	$41,750,026
Reinvested	4,295,591	47,825,441
Redeemed	(18,252,419)	(212,214,463)
Net Decrease	(10,410,697)	$(122,638,996)

6. Income Tax Information

As of March 31, 2015, Global Value Fund II – Currency Unhedged had a short-term and a long-term capital loss carryforward of $1,115,004 and $1,571,356, respectively, which under current federal income tax rules may be available to reduce future net realized gains on investments in any future period to the extent permitted by the Code. Utilization of these capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes.

Net capital and foreign currency losses incurred after October 31 and certain ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2015, the Funds deferred to April 1, 2015 late year capital and ordinary losses of:

Fund	Late Year Capital Losses	Late Year Ordinary Losses
Global Value Fund	$—	$ —
Global Value Fund II – Currency Unhedged	3,858,691	—
Value Fund	—	—
Worldwide High Dividend Yield Value Fund	—	—

As of September 30, 2015, the aggregate cost for federal tax purposes was as follows:

Global Value Fund	$7,193,966,005
Global Value Fund II – Currency Unhedged	$386,117,264
Value Fund	$364,159,475
Worldwide High Dividend Yield Value Fund	$390,305,200

The aggregate gross unrealized appreciation/depreciation and net unrealized appreciation as computed on a federal income tax basis at September 30, 2015 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$2,212,967,434	$(608,961,482)	$1,604,005,952
Global Value Fund II – Currency Unhedged	49,454,803	(21,853,695)	27,601,108
Value Fund	197,503,963	(33,530,141)	163,973,822
Worldwide High Dividend Yield Value Fund	68,669,213	(33,217,421)	35,451,792

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

7. Foreign Securities

Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to a Fund), war, seizure, political and social instability and diplomatic developments.

8. Derivative Instruments

During the six months ended September 30, 2015, Global Value Fund and Value Fund had derivative exposure to forward foreign currency exchange contracts. Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund had no exposure to derivatives. The following tables present the value of derivatives held at September 30, 2015 and the effect of derivatives held by primary exposure during the six months ended September 30, 2015. For open contracts at September 30, 2015, see the Portfolio of Investments, which is also indicative of the average activity for the six-months ended September 30, 2015.

Statement of Assets and Liabilities

Derivative	Assets Location	Global Value Fund	Value Fund
Forward exchange contracts	Unrealized appreciation of forward exchange contracts	$220,061,571	$6,527,465

Derivative	Liabilities Location	Global Value Fund	Value Fund
Forward exchange contracts	Unrealized depreciation of forward exchange contracts	$19,788,098	$606,304

Statement of Operations

Derivative		Global Value Fund	Value Fund
Forward exchange contracts	Net realized gain (loss) on forward exchange contracts	$183,198,966	$8,066,534

Derivative		Global Value Fund	Value Fund
Forward exchange contracts	Net change in unrealized appreciation (depreciation) of forward exchange contracts	$(222,256,230)	$(9,896,647)

For financial reporting purposes, the Funds do not offset assets and liabilities across derivative types that are subject to master netting arrangements on the Statement of Assets and Liabilities.

The following table presents derivative assets net of amounts available for offset under a master netting agreement for forward currency contracts as of September 30, 2015:

Counterparty	Derivative Assets – Gross(a)	Derivative Available for Offset	Derivative Assets – Net(b)
Global Value Fund
BNY	$26,716,286	$5,590,038	$21,126,248
JPM	40,847,054	2,837,320	38,009,734
NTC	78,251,255	6,096,451	72,154,804
SSB	74,246,976	5,264,289	68,982,687
Total	$220,061,571	$19,788,098	$200,273,473

Value Fund
BNY	$1,787,446	$598,675	$1,188,771
JPM	1,254,887	—	1,254,887
NTC	1,866,959	7,629	1,859,330
SSB	1,618,173	—	1,618,173
Total	$6,527,465	$606,304	$5,921,161

The following table presents derivative liabilities net of amounts available for offset under a master netting agreement for forward currency contracts as of September 30, 2015:

Counterparty	Derivative Liabilities – Gross(a)	Derivative Available for Offset	Derivative Liabilities – Net(c)
Global Value Fund
BNY	$5,590,038	$5,590,038	$ —
JPM	2,837,320	2,837,320	—
NTC	6,096,451	6,096,451	—
SSB	5,264,289	5,264,289	—
Total	$19,788,098	$19,788,098	$ —

Value Fund
BNY	$598,675	$598,675	$ —
JPM	—	—	—
NTC	7,629	7,629	—
SSB	—	—	—
Total	$606,304	$606,304	$ —

(a)	As presented in the Statement of Assets and Liabilities.
(b)	Net amount represents the net receivable due from counterparty in the event of default
(c)	Net amount represents the net payable due to counterparty in the event of default

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

9. Litigation

Certain holders of notes issued by Tribune Company initiated litigation against Value Fund and thousands of other public shareholders, seeking to recover payments made to Tribune Company shareholders in connection with the 2007 leveraged buyout of Tribune Company. A litigation trust arising out of the Tribune Company bankruptcy proceeding also initiated claims against a substantially similar group of public shareholders, including Value Fund. The claims were pursued in a consolidated multidistrict litigation format. The claims asserted by the noteholders have been dismissed by the U.S. District Court, but the decision to dismiss is now on appeal to the U.S. Court of Appeals. Briefing is complete and on November 5, 2014, the Second Circuit Court of Appeals heard oral arguments. The timetable for a decision is unknown. The claims by the litigation trust are still pending in pre-trial proceedings before the U.S. District Court. Value Fund tendered its shares in a tender offer from Tribune Company and received proceeds of approximately $3.4 million. The plaintiffs’ claims allege that the shareholder payments were made in violation of various laws prohibiting constructive and/or actual fraudulent transfers. The complaints allege no misconduct by Value Fund or any member of the putative defendant class. The outcome of the proceedings cannot be predicted at this time and no contingency has been recorded on the books of Value Fund.

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

1. Portfolio Information

The Company files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Form N-Q is available (1) on the SEC’s website at http://www.sec.gov; (2) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC; or (3) by calling the Fund at 800-432-4789. Information regarding the operation of the PRR may be obtained by calling 202-551-8090.

2. Proxy Voting Information

The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Company’s Statement of Additional Information, which is available without charge and upon request by calling the Funds at 800-432-4789 or by visiting the Funds’ website at www.tweedy.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at http://www.sec.gov.

3. Advisory Agreement

Approval of the Renewal of the Investment Advisory Agreement for Each Fund

On May 19, 2015, the Board of Directors (the “Board”) of Tweedy, Browne Fund Inc. (the “Company”), including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreements (the “Advisory Agreements”) between Tweedy, Browne Company LLC (“Tweedy, Browne”) and the Company on behalf of the Tweedy, Browne Global Value Fund (the “Global Value Fund”), the Tweedy, Browne Value Fund (the “Value Fund”), the Tweedy, Browne Worldwide High Dividend Yield Value Fund (the “Worldwide High Dividend Yield Value Fund”) and the Tweedy, Browne Global Value Fund II – Currency Unhedged (the “Global Value Fund II”) (each a “Fund” and collectively, the “Funds”) for an additional one-year term. In considering whether to approve the continuation of the Advisory Agreements, the Board reviewed materials provided for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

A.	Information Received

During the course of each year, the Board receives a wide variety of materials relating to the services provided by Tweedy, Browne. In considering whether to approve the renewal of the Advisory Agreements, the Board reviewed materials provided in advance of the meeting, which included a memorandum from independent legal counsel regarding duties and standards of review in connection with the consideration of continuation of the Advisory Agreements and a narrative discussion prepared by Tweedy, Browne describing factors relevant to the 2015 contract renewal process. In addition, the Board reviewed supplementary information, including (without limitation) comparative information regarding the performance, fees and expense ratios of the Global Value Fund, the Value Fund, the High Dividend Yield Value Fund and the Global Value Fund II that were included in the Board materials and, in the case of the Value Fund and Worldwide High Dividend Yield Value Fund, updated comparative data from Morningstar that was handed out and discussed at the Meeting; sample reports demonstrating Tweedy, Browne’s extensive research process; fact sheets and performance histories for each of the Funds since inception; information for several of Tweedy, Browne’s managed account performance composites; fee schedules; a report on fees paid to intermediaries; a description of key personnel of Tweedy, Browne; a profitability analysis of Tweedy, Browne; a Statement of Financial Condition for Tweedy, Browne; memoranda and related information from Tweedy, Browne concerning Tweedy, Browne’s brokerage allocation practices and best execution and brokerage commissions policies; the Form ADV of Tweedy, Browne; and copies of the Advisory Agreements. The Board considered these materials provided by Tweedy, Browne for its evaluation, and the Independent Directors were advised by their independent legal counsel, with respect to these and other relevant matters.

At the meeting, the Independent Directors listened to a supplemental oral presentation by representatives of Tweedy, Browne and were given the opportunity to ask questions and make observations.

B.	Nature, Extent and Quality of Services

The Board considered a variety of factors in determining whether to approve the continuation of the Advisory Agreements. First, the Board considered the nature, extent and quality of the services provided by Tweedy, Browne to the Funds. In considering Tweedy, Browne’s management of the Funds’ portfolios, the Board reviewed the narrative discussion provided by Tweedy, Browne that described Tweedy, Browne’s research process and investment approach.

The Board considered a variety of services provided by Tweedy, Browne to the Funds, including: “behind the scenes” services, such as those provided by Tweedy, Browne’s order desk, which seeks best execution for transactions effected on behalf of the Funds; monitoring of the Funds’ service providers and the performance of shadowing functions; monitoring of information with respect to corporate reorganizations involving portfolio companies; preparing the Funds’ semi-annual and annual reports to shareholders and the accompanying adviser’s letters; monitoring of aspects of transfer agency services on a daily basis; assisting brokers, consultants, financial advisors, intermediaries and third party administrators with questions or problems of an operational nature; developing and enforcing procedures to monitor trading activity in the Funds; monitoring the collection of

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

redemption fees for the Global Value Fund, Global Value Fund II and High Dividend Yield Value Fund; monitoring 13D-like filing requirements in 29 foreign jurisdictions; arranging for proxy voting of portfolio securities; qualifying the Funds as approved purchasers in certain foreign jurisdictions; where necessary, hiring an accounting firm to assist with certain fund accounting reviews and implementation of related processes and procedures; and actively monitoring and assessing valuation issues for the Funds, including comparing each security position held by each Fund with records maintained by BNY Mellon in order to identify potential valuation errors and reviewing the impact of the utilization of fair value pricing and back-testing fair valuation determinations. The Board noted actions that have been or will be taken in the future by Tweedy, Browne to comply with various regulatory requirements, including the hiring of law firms and compliance consultants in response to changes in Securities and Exchange Commission (“SEC”) rules and regulations.

In addition, the Board noted that Tweedy, Browne provides a variety of administrative services not otherwise provided by the Funds’ third party service providers, including: preparing Board reports; overseeing the preparation and submission of regulatory filings; overseeing and assisting in the annual audit of the Funds’ financial statements; maintaining the Funds’ website; assisting with the preparation and filing of the Funds’ tax returns; monitoring the registration of shares of the Funds under applicable federal and state securities laws; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds’ operating budgets; approving, auditing and processing the payment of the Funds’ bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends; communicating with the Funds’ shareholders with market commentary; participating in ongoing training and monitoring of BNY Mellon’s shareholder services representatives; and generally assisting each Fund in the conduct of its business.

The Board noted that Tweedy, Browne resigned as the Funds’ Distributor effective September 30, 2014, and that certain Tweedy, Browne personnel are now associated with the Funds’ new Distributor, AMG Distributors, Inc. (“AMGDI”).

The Board discussed with management various issues relating to Tweedy, Browne’s ability to continue to provide high quality advisory and administrative services to the Funds, including staffing, long-term planning and contingency planning at Tweedy, Browne. In particular, the Board noted that the senior members of Tweedy, Browne’s investment team (Will Browne, Tom Shrager, Bob Wyckoff and John Spears) have worked together at Tweedy, Browne for between 24 and 41 years, and that Tweedy, Browne generally maintained a consistent management approach that was facilitated by the very low personnel turnover at the firm. The

Board discussed the fact that the Funds’ management team was nominated and considered for the Morningstar “International Manager of the Year” award in 2008 and was named Morningstar’s “International Manager of the Year” in 2011 and The Street’s “Best Funds 2012” award winner in the category of International Core Stock for its management of the Global Value Fund. The Board also discussed with management the hiring and professional development of junior staff in all areas of Tweedy, Browne’s advisory business, including investment analysis and advice, trading, client relations, accounting and administrative support, and operations.

In considering Tweedy, Browne’s services in managing the Funds’ portfolios and overseeing all aspects of the Funds’ business, the Board concluded that Tweedy, Browne was providing essential services to the Funds, and that it was likely to be in a position to continue doing so in the long term.

C.	Investment Performance

The Board considered the Funds’ performance, both in absolute terms and relative terms to the various benchmarks against which the Funds were compared. In considering the Global Value Fund’s performance, the Board considered the Adviser’s analysis that the Fund had exhibited excellent absolute and relative performance since its inception, noting that the Fund’s annualized rate of return of 9.99% (net of all fees and expenses) from inception through March 31, 2015 had significantly exceeded the returns of relevant indices in U.S. dollars (both hedged and unhedged). The Board noted the Global Value Fund’s policy to have its perceived non-U.S. currency exposure hedged to the extent practicable back to the U.S. dollar, and thus considered the Fund’s total returns against the returns of the MSCI EAFE Index (Hedged to U.S.$), noting that the Fund outperformed that Index as of March 31, 2015 for the 5-year, 10-year, 15-year, 20-year and since inception periods. The Board also noted that the Global Value Fund had outperformed its benchmark index in twelve out of the last fifteen calendar years.

The Board considered Tweedy, Browne’s analysis that, over the long term, the Global Value Fund had enjoyed favorable performance when compared to other funds in its peer group. The Board examined the Global Value Fund’s rankings versus all Foreign Stock Funds, noting that the Fund has outperformed the Morningstar Foreign Stock Funds average over the past 1-year, 3-year, 5-year, 10-year, 15-year, and 20-year periods. In addition, the Board noted that the Fund consistently ranks near the top in terms of low risk in Morningstar’s Risk Ratings. It was noted that for the past 3-year, 5-year and 10-year periods the Global Value Fund has been categorized as “low risk” by Morningstar’s Risk Ratings, which means it is in the top 10% of funds within its category with respect to lowest measured risk.

The Board also discussed the Fund’s improved Morningstar ranking, from a 2 star rating to a 5 star rating in the past seven

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Other Information (Unaudited)

years. The Board noted that the Global Value Fund had closed to new investors in May 2005 and reopened in January 2008, when Tweedy, Browne believed that the economic landscape produced new investment opportunities and would offer attractive discounts from intrinsic value estimates.

The Board then examined the Value Fund’s performance, noting that the Fund had enjoyed good relative performance in many measurement periods in comparison to its relevant benchmark indices. In particular, the Board noted that as of March 31, 2015, the Value Fund’s total returns outperformed a combined index of the S&P 500 Index and MSCI World Index (Hedged to U.S.$) over the past 10-year, 15-year, 20-year and since inception periods, although the Board noted that the Fund had underperformed over the 1-year, 3-year, and 5-year periods.

The Board noted the Adviser’s analysis that the Value Fund has exhibited good relative performance and has held up well in down market environments. It was noted that the Value Fund is categorized as a World Stock Fund within the Morningstar universe. The Board took note of the fact that the Fund outperformed the Morningstar average of all World Stock Funds by 17.54% in calendar year 2008. In 2009, the Value Fund returned 27.6%, while the World Stock Fund average category return was 35.27%, for a net outperformance of the Value Fund over the two-year period of 9.87%. From February 28, 2009 through March 31, 2015, the Fund returned 143.9% versus the 166.6% return of the MSCI World Index (Hedged to US$).

The Board also noted that the Value Fund has been characterized as “low risk” for the last 3-year, 5-year and 10-year periods by Morningstar’s Risk Ratings, which means it is in the top 10% of funds within Morningstar’s domestic equity category in terms of low risk. The Board further noted that the Fund, which was closed to most new investors in May 2005, was re-opened to new investors in May 2007 following a change in the Fund’s investment strategy to permit holding more non-U.S. stocks, which afforded Tweedy, Browne greater flexibility in managing the Value Fund.

It was noted that the Value Fund was a finalist in the Global Equity category for Standard & Poor’s (“S&P”) Mutual Fund Excellence Awards in 2010, which recognizes funds that have achieved the highest overall ranking on the most consistent basis during the previous year. Among the factors considered by S&P were: consistently strong performance; high quality holdings as measured by S&P STARS (Stock Appreciation Ranking System); S&P Credit Ratings; S&P Quality Ranks; and favorable cost factors. Lastly, the Board noted that the Fund’s ability to hold up so well on a relative basis in 2008 qualified Tweedy, Browne for the “Manager of the Year” nomination by Morningstar.

The Board examined the performance of the High Dividend Yield Value Fund, noting that the Fund commenced operations on September 5, 2007. The Board noted that since the High Dividend Yield Value Fund’s inception date, the Fund has gained 34.85% versus a gain of 31.46% for the MSCI World Index (in U.S.$). During 2009, the High Dividend Yield Value Fund was up 28.18% compared to a gain of 29.99% for the MSCI World Index (in U.S.$). The Board then considered the long term performance history of Tweedy, Browne’s Global High Dividend Strategy, which has been implemented by Tweedy, Browne since 1979 and on which the High Dividend Yield Value Fund’s investment strategy is based. Since its inception in 1979 through March 31, 2015, the Global High Dividend Strategy has compounded at an annualized rate of return of 12.55% (net of actual and hypothetical fees) which had outpaced the S&P 500 Index and the MSCI World Index (in U.S.$), on an annualized basis, by 0.72% and 2.78%, respectively. It was noted that Tweedy, Browne’s Global High Dividend Strategy has performed well in down market years. In addition, the Board noted that the Fund had ranked in the top 20% (for the 3-year period) and in the top 10% (for the 5-year period) in terms of low risk in Morningstar’s Risk Ratings.

The Board examined the performance of the Global Value Fund II, noting that the Fund commenced operations on October 26, 2009. The Board noted that the Global Value Fund II has performed well since its inception through March 31, 2015, gaining 48.98% compared to 36.79% for the MSCI EAFE Index (in U.S.$) for the period. The Board then considered the performance of the Global Value Fund, which is managed using the same philosophy and approach as the Global Value Fund II, and Tweedy, Browne’s unhedged international separate accounts, which provide substantive information about the ability and quality of Tweedy, Browne’s management team and justification for the management of another international fund without a currency hedge. It was noted that while short term performance of the Global Value Fund II may vary considerably from that of the Global Value Fund due to currency fluctuations, the long term performance of the Funds is expected to be similar. The Board considered that Tweedy, Browne’s International Equity Composite (in U.S.$), which has returns that are similar to those of the Global Value Fund, has outperformed the MSCI EAFE Index (in U.S.$) for the last 5-year, 10-year, 15-year and since inception periods ended March 31, 2015. The Board noted that the Fund had ranked in the top 10% in terms of low risk by Morningstar’s Risk Ratings for both the 3-year and 5-year periods.

In addition, it was noted that the long-term performance of the Global Value Fund II should correlate to the performance of Tweedy, Browne’s unhedged international separate accounts. The Board considered that a composite of Tweedy, Browne’s unhedged international separate accounts has exhibited both good absolute and relative performance since inception in July 1995. The composite’s annualized rate of return of 9.67% (after assumed fees and expenses) through March 31, 2015 significantly exceeded relevant indices on

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

both a U.S. dollar hedged and non-hedged basis. In contrast, the MSCI EAFE Index returned 5.20% in U.S. dollars and 6.92% unhedged to the U.S. dollar for the period (before any allowance for fees and expenses). It was noted that the unhedged international separate accounts participated strongly during positive market periods and that the composite’s relative results are significantly better for the down markets that occurred in 2000, 2001, 2002, 2008 and 2011.

D.	Advisory Fees and Total Expenses

The Board reviewed the advisory fees and total expenses of the Funds. In so doing, the Board reviewed several sets of information, including comparative fee and expense data for comparable funds and the costs associated with Tweedy, Browne’s management of non-fund accounts. It was noted that the Adviser has approximately 427 separate client relationships, including partnerships and offshore funds. The Board considered that the Adviser generally charges a standard fee rate of 1.50% for most fully-invested domestic, international and global separate account portfolios and 1.25% for fully-invested separate accounts in the global high dividend strategy, subject to (i) breakpoints in each of the domestic and global high dividend strategies and (ii) a 10% discount for eleemosynary accounts invested in any strategy. The Board noted in this regard that there is no charge on cash reserves. The Board also considered that the Adviser charges a standard fee rate of 1.25% for offshore funds. With respect to seven notable account exceptions to the standard fee rates for which the Adviser charges a lower fee, the Board noted that six of these accounts are distinguishable from the Funds by the difference in the level of services required to manage and administer the accounts, and that these efficiencies are not available in the management of the Funds. In addition to these efficiencies, the Board further noted that the seventh account employs an investment strategy that is distinguishable and significantly less demanding than that employed in the management of other separately managed accounts and the Funds.

The Board considered the narrative discussion provided by Tweedy, Browne that examined the Funds’ portfolio turnover rates and brokerage commission data. The Board considered that, as of December 2014, the average domestic equity fund in the Morningstar database had a 56% annual portfolio turnover rate. The Board noted that the Global Value Fund’s portfolio turnover rate was 8% (resulting in an estimated 1.6 basis points of commission drag) and the Value Fund’s portfolio turnover rate was 6% (resulting in less than 1 basis point (estimated) of commission drag) for the fiscal year ended March 31, 2015. The Board also noted that the High Dividend Yield Value Fund’s average annual portfolio turnover rate was 7% (resulting in an estimated 2 basis points of commission drag) and the Global Value Fund II’s average annual portfolio turnover rate was 9% (resulting in an estimated 2 basis points of commission drag) for the fiscal year ended March 31, 2015.

The Board examined comparative fund fee information, and noted at the outset that, although the Funds pay higher investment advisory fees than certain other peer funds, the Funds’ overall expense ratios were competitive with peer funds and represented a good deal for investors in light of the Funds’ performance and investor services. In considering the comparative fee data provided by Tweedy, Browne, the Board noted that the Global Value Fund’s expense ratio has declined 22.3% from its expense ratio at inception of 1.75%. In particular, the Board also noted that the Global Value Fund’s total expense ratio of 1.36% (excluding acquired fund fees and expenses), as of March 31, 2015, was 5 basis points higher than the average net expense ratio of the Morningstar Foreign Stock Funds category average, 1 basis point lower than the Fund’s total expense ratio in the previous fiscal year and 2 basis points lower than the 2013 fiscal year.

The Board considered the comparative fee data regarding the Global Value Fund II and noted that the Fund’s expense ratio of 1.37% (excluding acquired fund fees and expenses) as of March 31, 2015 is 7 basis points higher than the average net expense ratio of the Morningstar Foreign Stock Funds category average and 10 basis points higher than the average net expense ratio of a sampling of the Fund’s direct competitors based on data from Morningstar. The Board noted that, since inception, Tweedy, Browne waived advisory fees of $321,998 to keep the Fund’s overall expense ratio in line with the expense ratio of the Global Value Fund. It was noted that the fee waiver agreement had terminated on December 31, 2014, as the Fund no longer needed the fee waiver to maintain the Fund’s total annual fund operating expenses at no more than 1.37% (excluding acquired fund fees and expenses, brokerage, interest, taxes and extraordinary expenses).

The Board considered the comparative fee data regarding the Value Fund and noted that the Value Fund’s expense ratio of 1.36% (excluding acquired fund fees and expenses) as of March 31, 2015 was 5 basis points higher than the average expense ratio of the Morningstar World Stock Fund category average and 2 basis points lower than the average net expense ratio for its direct competitors based on data from Morningstar. The Board further noted that the total expense ratio for the Value Fund had declined 22.3% from its inception expense ratio of 1.75%.

The Board considered comparative fee data regarding the High Dividend Yield Value Fund and noted that the expense ratio of the Fund as of March 31, 2015 was 1.35% (excluding acquired fund fees and expenses). The Board then noted that the 1.35% expense ratio for the High Dividend Yield Value Fund was 4 basis points higher than the average expense ratio of the Morningstar World Stock Funds category and 17 basis points higher than the average net expense ratio of a sampling of the Fund’s direct competitors based on data from Morningstar.

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Other Information (Unaudited)

E.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding Tweedy, Browne’s costs of providing services to the Funds, as well as the resulting level of profits to Tweedy, Browne. In so doing, the Board reviewed materials relating to Tweedy, Browne’s financial condition and reviewed the wide variety of services and intensive research performed for the Funds. The Board also noted that Tweedy, Browne has a dedicated mutual fund department composed of six employees. Pursuant to a Service Agreement approved annually by the Board, the Funds reimburse the Adviser on an at cost basis for certain legal compliance, shareholder servicing and fund accounting services performed by three of these employees who are not officers or directors of the Company and who devote a majority of their time to these services for the Company. The Board noted that the amount to be reimbursed in 2015, $475,000, was approved by the Board at its meeting in December 2014. In addition, the Board noted that most of the Adviser’s other employees also work on Fund-related issues or projects on a regular basis.

The Board then considered materials regarding the profitability of Tweedy, Browne’s relationship with the Funds as a whole, and with each of the Funds separately. The Board placed significance on the fact that Tweedy, Browne has elected not to take actions to increase the profitability of its relationship with the Funds, such as reducing the fees charged to the Funds and, through the Distributor, increasing marketing of the Funds in order to substantially increase assets under management at the possible expense of Fund performance and investor services.

The Board then considered Tweedy, Browne’s research process and, in particular, Tweedy, Browne’s research with regard to non-U.S. securities. The Board considered Tweedy, Browne’s investment discipline for the Global Value Fund, Value Fund and Global Value Fund II with respect to smaller and medium market capitalization issues, and noted that the cost of research per dollar of assets under management for those Funds is likely higher than it would be for an investment adviser that invests in concentrated positions and/or only in larger market capitalization companies. With respect to potential economies of scale, the Board concluded that this process is likely not conducive to economies of scale that would be potentially realizable in the management of large pools of capital invested exclusively in large market capitalization stocks. With respect to the High Dividend Yield Value Fund, which generally has a higher proportion of large market capitalization holdings in its portfolio (because smaller capitalization companies usually do not pay above-average dividends), the Board noted that Tweedy, Browne must still perform extensive research regarding companies that pay above-average dividends and that satisfy a different level of undervaluation than Tweedy, Browne requires for the other Funds. The Board determined that such research would therefore not be less intensive or less expensive than the research performed for the other three Funds. After discussion, the Independent Directors concluded that Tweedy, Browne’s profitability from its relationship with the Funds is reasonable, fair and consistent with the anticipated results of an arm’s-length negotiation.

F.	Ancillary Benefits

The Board considered a variety of other benefits received by Tweedy, Browne as a result of its relationship with the Funds, including any benefits derived by Tweedy, Browne from soft dollar arrangements with broker-dealers. In particular, the Board considered materials concerning Tweedy, Browne’s brokerage allocation policies. The Board also reviewed Tweedy, Browne’s policies and procedures prohibiting the use of brokerage commissions to finance the distribution of fund shares.

G.	Conclusion

Based on its review, including consideration of each of the factors noted above, the Board concluded that the nature, extent and quality of the services rendered to each Fund favored renewal of the Advisory Agreements. The Board concluded that the Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to Tweedy, Browne by the Funds, and that the renewal of the Advisory Agreements at the present contractual rates was in the best interests of each Fund and its shareholders.

TWEEDY, BROWNE FUND INC.

One Station Place, Stamford, CT 06902

800-432-4789

www.tweedy.com

TB-SA-0915

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date	11/13/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date	11/13/2015

By (Signature and Title)*	/s/ Robert Q. Wyckoff, Jr.
Robert Q. Wyckoff, Jr., Treasurer
(principal financial officer)

Date	11/13/2015

* Print the name and title of each signing officer under his or her signature.